Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Detail)	12 Months Ended
Dec. 31, 2022
Glaxo Group Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Group Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Glaxo Operations UK Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Operations UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Glaxo Wellcome UK Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Capital PLC [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital plc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Export Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Export Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Finance PLC [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Finance plc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Holdings Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline IHC Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline IHC Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Intellectual Property (No.2) Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Intellectual Property (No.2) Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Intellectual Property (No.3) Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Intellectual Property (No.3) Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Intellectual Property (No.4) Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Intellectual Property (No.4) Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Intellectual Property Development Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Intellectual Property Development Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Intellectual Property Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Intellectual Property Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Research & Development Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Research & Development Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline Services Unlimited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Services Unlimited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline UK Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline UK Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
GlaxoSmithKline US Trading Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline US Trading Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
Setfirst Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Setfirst Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
SmithKline Beecham Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SmithKline Beecham Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	England
ViiV Healthcare Finance Limited [Member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Finance Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
ViiV Healthcare UK No.3 Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare UK (No.3) Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
ViiV Healthcare UK Limited [member] | England [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Viiv Healthcare UK Limited
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	England
GSK (No.1) Scottish Limited Partnership [Member] | Scotland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK (No.1) Scottish Limited Partnership
Country of incorporation	Scotland
GSK (No.2) Scottish Limited Partnership [Member] | Scotland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK (No.2) Scottish Limited Partnership
Country of incorporation	Scotland
Affinivax, Inc [Member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Affinivax, Inc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Corixa Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Corixa Corporation
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline Capital Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Capital Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline Holdings (Americas) Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Holdings (Americas) Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GlaxoSmithKline LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline LLC
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
GSK Equity Investments, Limited [Member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Equity Investments, Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Human Genome Sciences, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Human Genome Sciences, Inc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Stiefel Laboratories, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Stiefel Laboratories, Inc
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
Tesaro, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Tesaro, Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	US
ViiV Healthcare Company [member] | US [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare Company
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	US
GlaxoSmithKline AG [Member] | Switzerland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline AG
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Switzerland
GlaxoSmithKline B.V. [Member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline B.V.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Netherlands
GlaxoSmithKline Biologicals SA [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Biologicals SA
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Belgium
GlaxoSmithKline GmbH and Co. KG [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline GmbH & Co. KG
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Germany
GlaxoSmithKline Pharma GmbH [Member] | Austria [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharma GmbH
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Austria
GlaxoSmithKline Pharmaceuticals SA [member] | Belgium [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals SA
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Belgium
GlaxoSmithKline S.A. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.A.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Spain
GlaxoSmithKline S.p.A. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline S.p.A.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Italy
GlaxoSmithKline Single Member A.E.B.E. [Member] | Greece [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Single Member A.E.B.E.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Greece
GlaxoSmithKline Trading Services Limited [member] | Ireland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Trading Services Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Republic of Ireland
GSK Capital B.V. [Member] | Netherlands [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Capital B.V.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Netherlands
GSK Services Sp z o.o. [member] | Poland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Services Sp z o.o.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Poland
GSK Vaccines GmbH [member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines GmbH
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Germany
GSK Vaccines S.r.l. [member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Vaccines S.r.l.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Italy
JSC GlaxoSmithKline Trading [Member] | Russia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	JSC GlaxoSmithKline Trading
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Russia
Laboratoire GlaxoSmithKline [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratoire GlaxoSmithKline
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	France
Laboratorios ViiV Healthcare, S.L. [member] | Spain [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Laboratorios ViiV Healthcare, S.L.
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Spain
ViiV Healthcare GmbH [Member] | Germany [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare GmbH
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Germany
ViiV Healthcare S.r.l. [Member] | Italy [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare S.r.l.
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Italy
ViiV Healthcare SAS [member] | France [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare SAS
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	France
Glaxo Saudi Arabia Limited [Member] | Saudi Arabia [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Saudi Arabia Limited
Proportion of ownership interest in subsidiary	75.00%
Country of incorporation	Saudi Arabia
Glaxo Wellcome Manufacturing Pte Ltd. [member] | Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Glaxo Wellcome Manufacturing Pte Ltd
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Singapore
GlaxoSmithKline (Thailand) Limited [Member] | Thailand [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline (Thailand) Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Thailand
GlaxoSmithKline Australia Pty Ltd [Member] | Australia [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Australia Pty Ltd
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Australia
GlaxoSmithKline Brasil Limitada [Member] | Brazil [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Brasil Limitada
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Brazil
GlaxoSmithKline Far East B.V. [Member] | Taiwan [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Far East B.V.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Taiwan
GlaxoSmithKline K.K. [member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline K.K.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Japan
GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S. [Member] | Turkey [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Turkey
GlaxoSmithKline Inc. [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Inc.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Canada
GlaxoSmithKline Korea Limited [member] | Republic of Korea [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Korea Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Republic of Korea
GlaxoSmithKline Limited [Member] | Hong Kong[member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Hong Kong
GlaxoSmithKline Mexico S.A. de C.V. [Member] | Mexico [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Mexico S.A. de C.V.
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Mexico
GlaxoSmithKline Pakistan Limited [member] | Pakistan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pakistan Limited
Proportion of ownership interest in subsidiary	82.60%
Country of incorporation	Pakistan
GlaxoSmithKline Pharmaceuticals Limited [Member] | India [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GlaxoSmithKline Pharmaceuticals Limited
Proportion of ownership interest in subsidiary	75.00%
Country of incorporation	India
GSK Enterprise Management Co, Ltd [Member] | China [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Enterprise Management Co, Ltd
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	China
GSK Pharma Vietnam Company Limited [Member] | Vietnam [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK Pharma Vietnam Company Limited
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Vietnam
ID Biomedical Corporation of Quebec [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ID Biomedical Corporation of Quebec
Proportion of ownership interest in subsidiary	100.00%
Country of incorporation	Canada
ViiV Healthcare K.K [Member] | Japan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare K.K
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Japan
ViiV Healthcare ULC [Member] | Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	ViiV Healthcare ULC
Proportion of ownership interest in subsidiary	78.30%
Country of incorporation	Canada
GSK (No.3) Scottish Limited Partnership [Member] | Scotland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	GSK (No.3) Scottish Limited Partnership
Country of incorporation	Scotland